                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                      811-02033

Exact name of registrant as specified in charter:        The Reserve Fund

Address of principal executive offices:                  1250 Broadway
                                                         New York, NY 10001-3701

Name and address of agent for service:                   Richard Goodman
                                                         1250 Broadway
                                                         New York, NY 10001-3701

Registrant's telephone number, including area code:      212-401-5710

Date of fiscal year end:                                 May 31, 2003

Date of reporting period:                                May 31, 2003

Item 1 -- Reports to Stockholders

[LOGO] THE RESERVE FUNDS
FOUNDERS OF "THE WORLD'S FIRST MONEY-MARKET FUND" EST. 1970

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700 / / www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/ANNUAL 06/03

[LOGO] THE RESERVE FUNDS
Founders of "The World's First Money-Market Fund" Est. 1970

                                   ANNUAL REPORT

        THE RESERVE FUND

          PRIMARY FUND
          U.S. GOVERNMENT FUND
          U.S. TREASURY FUND

                                    MAY 31, 2003

[PHOTO]
Bruce Bent                                       July 30, 2003
CHAIRMAN & CEO,
The Reserve Funds

Dear Investor,

         Of all my outstanding characteristics the one that impresses me the most is my humility, which is fortunate since the White House, Congress, and the Federal Reserve all dismissed me and my opinions last quarter. I screamed at all of them that the tax reduction on dividends, while equitable, would be ineffective in stimulating current spending and, therefore, the economy. I was equally vocal in my opinion that another rate cut would be useless at best (.25%) or disastrous (.50%) at worst. Well, I was ignored in both cases ... but since I am certainly a cheerleader for the U.S. economy, I hope I was wrong and that they are right. But one of the beauties of economic forecasting is that even after the fact, you never know what the causes actually were and "what if" scenarios go on forever. Kind of like dinner at my house as a kid; there were seven of us and a minimum of eight opinions. One of the other beauties is that despite Congress, me and the Federal Reserve, the economy will ultimately do what it is going to do since the vast majority of our economic life is driven by people who never address economic theory, monetary or fiscal policy, but who spend or save based on personal economics and personal psychology not GDP, GNP, trade deficits or any of the other statistics that excite economists and the Federal Reserve.

         The stock market hit its bottom (so far that is) in October 2002 rallying back approximately 28% for the Dow and the S&P and nearly 60% for the NASDAQ but that only puts them where they were in June 2002. Despite these gains the Dow is still 22% below its high, the S&P off 34% and NASDAQ is still off 66% so the return to irrational exuberance is still a hope for the future. Do I believe this rally is for real or is the siren song of the sea nymph enticing the unwary onto the rocks? Since I have been at sea for an extended period I may not have a clear head, but I don't see the danger, so steady as she goes.

         As to the interest rate cut on June 25, what was Greenspan really trying to say? (Sometimes I think I should get a deck of tarot cards and a degree in phrenology). Was the cut only .25% because the economy has truly turned and he was simply taking out insurance or is he still concerned and wanted to have room for another .25%? Did he really want to take .50% but felt it would not be taken positively as a real catalyst for economic growth, but rather a warning that the economy was in deep trouble and the Fed was desperate so he defaulted to .25%? Tune in tomorrow night for the next exciting episode of ALAN, GEORGE, AND THE MYSTERIOUS ECONOMY.

         But the most important message is: recently we introduced another financial service that involves us with the American heartland -- 8,000 community bankers. These institutions have truly placed our finger on the pulse of America and that pulse is strong to say the least. In addition to the predictable home refinancings, we are seeing business demand for plant, equipment and working capital. These organizations invest based on what they see and feel, not because interest rates are 4% or 8%. No orders, no optimism, no investment: graphic proof that the Fed CANNOT stimulate business spending by reducing interest rates. Demand drives the economy and that's exactly what we're starting to see, demand.

         I am serious, I love what I do, I look forward to coming in every day and working hard to assure our investors that we are doing the most we possibly can to protect the safety and liquidity of the cash they have entrusted to us. Thank you for your continued confidence in Reserve and the American economy. We shall overcome ... sooner rather than later.

Bruce Bent
Chairman & CEO

                         THE RESERVE FUND--PRIMARY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

  PRINCIPAL                                                                      VALUE
    AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--62.4%                  (NOTE 1)
  ---------     ----------------------------------------------                  --------
                DOMESTIC--15.5%
$  100,000,000  American Express Centurion Bank, 1.25%, 6/17/03.........  $        100,000,000
   100,000,000  American Express Centurion Bank, 1.25%, 6/19/03.........           100,000,000
   500,000,000  Bank of America, 1.25%, 6/11/03.........................           500,000,000
   200,000,000  Comerica Bank, 1.33%, 8/18/03(b)........................           199,997,881
   200,000,000  Comerica Bank, 1.30%, 1/23/04(a)........................           200,000,000
    50,000,000  First Tennessee Bank, 1.23%, 7/07/03....................            50,000,000
   100,000,000  First Tennessee Bank, 1.25%, 7/22/03....................           100,000,000
   200,000,000  Chase Manhattan Bank, 1.26%, 7/21/03....................           200,000,000
   100,000,000  National Bank of Commerce, 1.32%, 9/19/03(a)............           100,000,000
    50,000,000  National Bank of Commerce, 1.32%, 1/12/04(a)............            50,000,000
   100,000,000  State Street Bank & Trust Co., 1.21%, 8/11/03...........           100,000,000
   200,000,000  State Street Bank & Trust Co., 1.29%, 4/08/04...........           200,000,000
   150,000,000  Wells Fargo Bank, 1.25%, 6/16/03........................           150,000,000
   120,000,000  Wells Fargo Bank, 1.23%, 7/07/03........................           119,999,990
    50,000,000  Wilmington Trust Co., 1.28%, 6/24/03....................            50,000,000
                                                                          --------------------
                                                                                 2,219,997,871
                                                                          --------------------
                YANKEES--46.9%
   200,000,000  Abbey National PLC, 1.24%, 6/30/03(a)...................           199,991,524
   200,000,000  Abbey National PLC, 1.30%, 2/18/04(b)...................           199,974,958
   200,000,000  BNP Paribas, 1.22%, 8/14/03.............................           200,000,000
   100,000,000  Bayerische Landesbank Girozentrale, 1.24%, 6/30/03(a)...            99,995,762
   200,000,000  Bayerische Landesbank Girozentrale, 1.22%, 8/13/03......           200,000,000
   200,000,000  Canadian Imperial Bank of Commerce, 1.25%, 6/25/03......           200,000,000
    50,000,000  Canadian Imperial Bank of Commerce, 1.26%, 12/08/03.....            49,990,241
   200,000,000  Canadian Imperial Bank of Commerce, 1.33%, 6/15/04......           200,000,000
   200,000,000  Credit Agricole Indosuez, 1.25%, 6/16/03(a).............           200,000,000
   100,000,000  Credit Agricole Indosuez, 1.25%, 6/23/03................           100,000,000
   100,000,000  Credit Agricole Indosuez, 1.23%, 7/08/03................           100,000,000
   150,000,000  Credit Agricole Indosuez, 1.26%, 7/16/03................           150,000,000
   100,000,000  Credit Suisse First Boston, 2.14%, 7/21/03..............            99,998,668
   200,000,000  Credit Suisse First Boston, 1.30%, 9/19/03(a)...........           200,000,000
   100,000,000  Credit Suisse First Boston, 1.32%, 1/21/04(a)...........           100,000,000
   200,000,000  Credit Suisse First Boston, 1.31%, 2/13/04(a)...........           200,000,000
   200,000,000  Danske Bank, 1.22%, 8/15/03.............................           200,000,000
   100,000,000  Deutsche Bank AG, 1.25%, 6/17/03........................           100,000,000
   100,000,000  Deutsche Bank AG, 1.33%, 4/08/04........................           100,000,000
   105,000,000  Deutsche Bank AG, 1.36%, 6/08/04........................           105,000,000
   200,000,000  Dexia Bank, 1.25%, 6/09/03..............................           200,000,000
   200,000,000  Dexia Bank, 1.25%, 6/10/03..............................           200,000,000
   200,000,000  KBC Bank NV, 1.23%, 7/08/03.............................           200,000,000
   400,000,000  Lloyds TSB Bank PLC, 1.25%, 7/24/03.....................           400,000,000
   200,000,000  Natexis Banque Populaires, 1.25%, 6/23/03...............           200,000,000
   200,000,000  Natexis Banque Populaires, 1.31%, 9/23/03(b)............           199,993,797

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

  PRINCIPAL                                                                      VALUE
    AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--(CONTINUED)            (NOTE 1)
  ---------     ----------------------------------------------------            --------
                YANKEES--(CONTINUED)
$  100,000,000  Norddeutsche Landesbank Girozentrale, 1.24%,
                6/30/03(a)..............................................  $         99,996,527
   200,000,000  Rabobank Nederland NV, 1.25%, 6/09/03...................           200,000,000
   400,000,000  Royal Bank of Scotland, 1.23%, 7/09/03..................           400,000,000
   400,000,000  Societe Generale, 1.25%, 7/17/03........................           400,000,000
   300,000,000  Svenska Handelsbanken, 1.25%, 6/24/03...................           300,000,000
   200,000,000  Svenska Handelsbanken, 1.23%, 6/30/03(a)................           199,992,936
   100,000,000  Svenska Handelsbanken, 2.14%, 7/18/03...................            99,998,749
   200,000,000  Toronto-Dominion Bank, 1.25%, 7/17/03...................           200,000,000
    75,000,000  Westpac Banking Corp., 1.25%, 6/13/03...................            75,000,000
   100,000,000  Westdeutsche Landesbank AG, 1.30%, 3/10/04(b)...........           100,000,000
   200,000,000  Westdeutsche Landesbank AG, 1.27%, 5/28/04(a)...........           199,960,202
                                                                          --------------------
                                                                                 6,679,893,364
                                                                          --------------------
                Total Negotiable Bank Certificates of Deposit (Cost
                $8,899,891,235).........................................         8,899,891,235
                                                                          --------------------
                GOVERNMENT AGENCY NOTES--9.4%
   186,000,000  Federal Home Loan Bank, 1.20%, 4/08/04..................           186,000,000
   100,000,000  Federal Home Loan Bank, 1.44%, 5/10/04..................           100,000,000
    60,000,000  Federal Home Loan Bank, 1.40%, 6/04/04..................            60,002,998
   100,000,000  Federal Home Loan Bank, 1.30%, 6/28/04..................           100,000,000
   100,000,000  Federal National Mortgage Association, 1.40%, 4/19/04...           100,000,000
   500,000,000  Federal National Mortgage Association, 1.44%, 4/19/04...           500,000,000
   300,000,000  Federal National Mortgage Association, 1.45%, 5/14/04...           300,000,000
                                                                          --------------------
                Total Government Agency Notes (Cost $1,346,002,998).....         1,346,002,998
                                                                          --------------------
                REPURCHASE AGREEMENTS--28.8%
 1,559,000,000  Bear Stearns & Co., Inc., 1.37%, dated 5/30/03, due
                6/02/03, repurchase proceeds at maturity $1,559,177,986
                (collateralized by FGRA 1.67% to 3.29% due 1/15/22 to
                5/15/33 valued at $301,062,717, FGRM 0% to 6.0% due
                7/15/14 to 4/15/33 valued at $141,892,194, FGSR 0% due
                01/01/23 valued at $1,453,754, FMRA 0% due 5/15/19
                valued at $182,899, FNMA 0% to 7.074% due 8/25/07 to
                1/25/48 valued at $46,281,533, FNR 0% due 10/25/21 to
                6/17/26 valued at $30,892,645, FNRA 1.72% to 500% due
                12/25/15 to 6/25/33 valued at $485,241,451, FNRM 0% to
                7.31% due 1/25/16 to 4/25/33 valued at $163,010,255,
                FNST 6.0% due 9/01/10 value at $809, FQRM 7.5% due
                2/25/41 valued at $17,268,212, FRRA 1.88% due 8/25/23
                valued at $95,546, FRRS 1.87% due 6/17/23 valued at
                $67,707, FXRA 1.87% to 1.97% due 11/18/31 to 3/18/32
                valued at $50,360,866, FXRM 6.0% due 4/18/23 valued at
                $9,540,999, GNRJ 0% due 4/26/23 valued at $200,050, GNRM
                0% to 5.16% due 5/16/15 to 5/16/33 valued at
                $214,757,353, GNRP 1.62% due 2/17/30 valued at
                $1,380,438, GNRR 1.62% to 4.44% due 6/20/27 to 12/20/32
                valued at $141,672,253, SFNI 8.0% to 9.5% due 4/01/17 to
                8/01/21 valued at $284,171, SFNP 0% due 1/01/18 valued
                at $124,147)............................................         1,559,000,000
 1,400,000,000  Deutsche Banc Alex Brown Inc., 1.34%, dated 5/30/03, due
                6/02/03, repurchase proceeds at maturity $1,400,156,333
                (collateralized by FGRM 5.5% due 12/15/26 valued at
                $44,852,121, FNAR 4.231% due 3/01/24 valued at
                $15,310,389, FNMS 6.5% due 7/01/32 valued at
                $1,339,837,491).........................................         1,400,000,000
   400,000,000  JP Morgan Chase & Co., 1.34%, dated 5/30/03, due
                6/02/03, repurchase proceeds at maturity $400,044,667
                (collateralized by FGRA 1.71% to 2.31% due 2/15/28 to
                6/15/32 valued at $184,912,621, FNRA 1.82% to 2.32% due
                11/25/31 to 04/25/33 valued at $227,088,093)............           400,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

  PRINCIPAL                                                                      VALUE
    AMOUNT      REPURCHASE AGREEMENTS--(CONTINUED)                              (NOTE 1)
  ---------     ----------------------------------                              --------
$  200,000,000  Lehman Brothers, Inc., 1.30%, dated 5/30/03, due
                6/02/03, repurchase proceeds at maturity $200,021,667
                (collateralized by FGPC 4.5% to 9.5% due 7/01/06 to
                1/01/33 valued at $155,311,373, FMPC 7.75% to 10.75% due
                10/01/07 to 11/01/09 valued at $191,745, FNMS 5.0% to
                7.0% due 3/01/18 to 5/01/33 valued at $50,472,097)......  $        200,000,000
   553,000,000  State Street Bank & Trust Co., 1.25 % to 1.29%, dated
                5/30/03, due 6/02/03, repurchase proceeds at maturity
                $553,058,271 (collateralized by FFCB 1.9% to 1.97% due
                10/20/04 to 3/04/05 valued at $91,821,530, FHLB 1.32% to
                4.625% due 4/13/04 to 10/01/04 valued at $201,990,640,
                FHLMC 1.8% to 6.625% due 7/30/04 to 11/15/10 valued at
                $112,215,986, FNMA 1.875% to 2.5% due 10/01/04 to
                4/08/05 valued at $158,132,741).........................           553,000,000
                                                                          --------------------
                Total Repurchase Agreements (Cost $4,112,000,000).......         4,112,000,000
                                                                          --------------------

                  TOTAL INVESTMENTS (COST $14,357,894,233)............     100.6%       14,357,894,233
                  LIABILITIES IN EXCESS OF OTHER ASSETS...............      (0.6)          (80,057,777)
                                                                        --------  --------------------
                  NETS ASSETS.........................................     100.0% $     14,277,836,456
                                                                        ========  ====================
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                  EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001
                  PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                  CLASS:
                  6,231,822,648 SHARES CLASS R..................................                 $1.00
                                                                                  ====================
                  14,144,507 SHARES CLASS 75....................................                 $1.00
                                                                                  ====================
                  497,394,006 SHARES CLASS TREASURER'S TRUST....................                 $1.00
                                                                                  ====================
                  13,474,835 SHARES CLASS 45....................................                 $1.00
                                                                                  ====================
                  1,524,697,775 SHARES CLASS 25.................................                 $1.00
                                                                                  ====================
                  692,007,414 SHARES CLASS 15...................................                 $1.00
                                                                                  ====================
                  5,304,295,271 SHARES CLASS 8..................................                 $1.00
                                                                                  ====================

-----------------

(a)  Variable rate certificate of deposit.
(b)  Floating rate certificate of deposit.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                    VALUE
   AMOUNT     GOVERNMENT AGENCY NOTES--54.8%                                (NOTE 1)
 ---------    ------------------------------                                --------
$ 35,000,000  Federal Home Loan Bank, 1.20%--1.26%, 4/08/04...........  $      35,000,000
  10,000,000  Federal Home Loan Bank, 1.44%, 5/10/04..................         10,000,000
  10,000,000  Federal Home Loan Bank, 1.45%, 5/14/04..................         10,000,000
  40,000,000  Federal Home Loan Bank, 1.40%, 6/04/04..................         40,000,000
  20,000,000  Federal Home Loan Bank, 1.30%, 6/08/04..................         20,000,000
  10,000,000  Federal Home Loan Bank, 1.33%, 6/11/04..................         10,000,000
  10,000,000  Federal Home Loan Bank, 1.30%, 6/28/04..................         10,000,000
  10,000,000  Federal Home Loan Mortgage Corp., 3.18%, 10/24/03.......         10,064,041
 370,000,000  Federal National Mortgage Association, 1.21%, 6/03/03...        369,987,564
  10,000,000  Federal National Mortgage Association, 1.45%, 4/19/04...         10,000,000
                                                                        -----------------
              Total Government Agency Notes (Cost $525,051,605).......        525,051,605
                                                                        -----------------

              REPURCHASE AGREEMENTS--46.2%
              ----------------------------
 225,000,000  Bear Stearns & Co., Inc., 1.35%, dated 5/30/03, due
              6/02/03, repurchase proceeds at maturity $225,025,313
              (collateralized by GNAR 4.0% due 3/20/32 valued at
              $2,978,837, GNM1 4.5% to 9.0% due 12/15/08 to 5/15/33
              valued at $218,281,377, GNM2 5.38% to 7.0% due 4/20/27
              to 7/20/32 valued at $10,492,298).......................        225,000,000
  68,000,000  Deutsche Banc Alex Brown Inc., 1.25%, dated 5/30/03, due
              6/02/03, repurchase proceeds at maturity $68,007,083
              (collateralized by U.S. Treasury Bills 1.11% due 8/21/03
              valued at $17,948,208, U.S. Treasury Bonds 7.63% to
              10.38% due 11/15/09 to 11/15/22 valued at
              $50,051,995)............................................         68,000,000
 100,000,000  JP Morgan Chase & Co., 1.28%, dated 5/30/03, due
              6/02/03, repurchase proceeds at maturity $100,010,667
              (collateralized by GNRM 2.71% to 5.86% due 5/16/15 to
              7/16/34 valued at $13,053,445, GNRR 4.0% to 5.0% due
              7/20/26 to 10/20/32 valued at $89,946,646)..............        100,000,000
  50,000,000  State Street Bank & Trust Co., 1.23%, dated 5/30/03, due
              6/02/03, repurchase proceeds at maturity $50,005,125
              (collateralized by GNMA 6.0% due 10/15/31 valued at
              $36,723,600, U.S. Treasury Bills 6.25% due 8/15/23
              valued at $14,286,219)..................................         50,000,000
                                                                        -----------------
              Total Repurchase Agreements (Cost $443,000,000).........        443,000,000
                                                                        -----------------

                 TOTAL INVESTMENTS (COST $968,051,605)...............     101.0%       968,051,605
                 LIABILITIES IN EXCESS OF OTHER ASSETS...............      (1.0)        (9,643,187)
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     958,408,418
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                 EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                 CLASS:
                 846,736,497 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 6,513,043 SHARES CLASS TREASURER'S TRUST......................              $1.00
                                                                                 =================
                 5,820,117 SHARES CLASS 45.....................................              $1.00
                                                                                 =================
                 50,107,143 SHARES CLASS 25....................................              $1.00
                                                                                 =================
                 100,616 SHARES CLASS 15.......................................              $1.00
                                                                                 =================
                 49,131,002 SHARES CLASS 8.....................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

  PRINCIPAL                                                                     VALUE
    AMOUNT      U.S. TREASURY BILLS--99.7%                                    (NOTE 1)
  ---------     --------------------------                                    --------
$  46,000,000   1.14%, 6/05/03..........................................  $      45,995,649
   59,000,000   1.09%--1.25%, 6/12/03...................................         58,980,678
    8,000,000   1.10%--1.15%, 6/19/03...................................          7,995,712
    4,000,000   1.17%, 6/26/03..........................................          3,996,893
   25,000,000   1.16%, 7/03/03..........................................         24,975,028
   35,000,000   1.11%--1.20%, 7/10/03...................................         34,955,762
   31,000,000   1.21%, 7/17/03..........................................         30,953,306
   63,000,000   1.14%, 7/24/03..........................................         62,896,715
   25,000,000   1.05%, 7/31/03..........................................         24,956,979
   87,000,000   1.11%--1.16%, 8/07/03...................................         86,818,372
   52,000,000   1.14%, 8/14/03..........................................         51,880,321
   40,000,000   1.17%, 8/21/03..........................................         39,896,000
   57,000,000   1.07%--1.10%, 8/28/03...................................         56,852,390
   58,000,000   1.10%, 9/04/03..........................................         57,833,411
   26,000,000   1.05%--1.16%, 10/02/03..................................         25,898,604
   32,000,000   1.10%, 11/06/03.........................................         31,846,489
                                                                          -----------------

                 TOTAL U.S. TREASURY BILLS (COST $646,732,309).......      99.7%       646,732,309
                 OTHER ASSETS, LESS LIABILITIES......................       0.3          1,788,202
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     648,520,511
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                 EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                 CLASS:
                 356,231,163 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 281,866,943 SHARES CLASS TREASURER'S TRUST....................              $1.00
                                                                                 =================
                 10,422,405 SHARES CLASS 8.....................................              $1.00
                                                                                 =================

                                    GLOSSARY

FFCB    --   Federal Farm Credit Bank
FGPC    --   FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA    --   FHLMC Adjustable Rate REMIC
FGRM    --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
             Certificates
FGSR    --   FHLMC Gold STRIP Pro-Rata Principal only
FHLB    --   Federal Home Loan Bank
FHLMC   --   Federal Home Loan Mortgage Corp.
FMPC    --   FHLMC Mortgage Participation Certificates
FMRA    --   FHLMC Real Estate Mortgage
FNAR    --   FNMA Adjustable Rates
FNMA    --   Federal National Mortgage Association
FNMS    --   Federal Mortgage-Backed Pass-Through Securities
FNR     --   FNMA REMIC Second Issuances with Similar Maturity
FNRA    --   FNMA REMIC
FNRM    --   FNMA REMIC Mortgage-Backed Pass-Through Securities
FNST    --   FNMA STRIPS
FQRM    --   FNMA Grantor Trust Series 2001 T-7
FRRA    --   GNMA Adj. Rate REMIC---Issued by FHLMC
FRRS    --   FHLMC Gold Backed By GNMA Principal & Interest
FXRA    --   FNMA Series 2001-72
FXRM    --   FNMA Series 1998-19 Class PK
GNAR    --   GNMA Adjustable Rate Mortgage-Back Pass-Through Securities
GNM1    --   GNMA I MBS Fixed Rates.
GNM2    --   GNMA II MBS Fixed Rates.
GNMA    --   Government National Mortgage Association
GNRJ    --   GNMA Series 1999-10
GNRM    --   GNMA Pass-Through Floater
GNRP    --   Federal Eligible GNMA REMIC
GNRR    --   PPC Eligible GNMA REMIC
REMIC   --   Real Estate Mortgage Investment Conduit
SFNI    --   FNMA Interest Strip
SFNP    --   FNMA Principal only

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2003

                                                                                     U.S.         U.S.
                                                                     PRIMARY      GOVERNMENT    TREASURY
                                                                       FUND          FUND         FUND
                                                                   ------------  ------------  ----------
INTEREST INCOME (Note 1).........................................  $247,942,775  $14,352,626   $9,181,619
                                                                   ------------  -----------   ----------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R......................................................    52,038,634    7,065,801    2,856,159
    Class 75.....................................................       105,518           --           --
    Class Treasurer's Trust......................................     3,029,625       35,924    1,616,946
    Class 45.....................................................        85,878       10,006           --
    Class 35.....................................................        21,838           --           --
    Class 25.....................................................     4,495,314      132,590           --
    Class 15.....................................................       478,801           91           --
    Class 8......................................................     5,076,356        6,933        1,942
  DISTRIBUTION (12B-1) FEES:
    Class R......................................................    13,009,659    1,766,450      714,040
    Class 75.....................................................        38,370           --           --
  TRUSTEE FEES...................................................       177,651       13,519        8,417
                                                                   ------------  -----------   ----------
      Total expenses before waiver...............................    78,557,644    9,031,314    5,197,504
      Less: expenses waived (Note 2).............................            --         (421)          --
                                                                   ------------  -----------   ----------
      Net Expenses...............................................    78,557,644    9,030,893    5,197,504
                                                                   ------------  -----------   ----------

NET INVESTMENT INCOME, representing Net Increase in Net Assets
  from Investment Operations.....................................  $169,385,131  $ 5,321,733   $3,984,115
                                                                   ============  ===========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                   PRIMARY FUND                     U.S. GOVERNMENT FUND                U.S. TREASURY FUND
                        -----------------------------------  ----------------------------------  ---------------------------------
                           YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                          MAY 31, 2003       MAY 31, 2002      MAY 31, 2003      MAY 31, 2002      MAY 31, 2003     MAY 31, 2002
                        -----------------  ----------------  ----------------  ----------------  ----------------  ---------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income............  $     169,385,131  $    203,659,296  $     5,321,733   $    13,927,943   $     3,984,115   $     8,698,640
                        -----------------  ----------------  ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (NOTE 1):
  Class R.............        (42,050,920)     (115,933,938)      (4,470,555)      (12,987,226)       (1,675,911)       (5,845,584)
  Class 75............           (182,580)         (383,623)              --                --                --                --
  Class Treasurer's
    Trust.............         (5,271,175)       (9,436,548)         (49,618)         (109,691)       (2,280,276)       (2,853,056)
  Class 45............           (236,393)         (522,401)         (19,057)          (35,998)               --                --
  Class 35............            (90,556)               --               --                --                --                --
  Class 25............        (25,389,565)      (44,227,745)        (680,126)         (795,028)               --                --
  Class 15............         (4,130,222)         (478,729)            (699)               --                --                --
  Class 8.............        (92,033,720)      (32,676,312)        (101,678)               --           (27,928)               --
                        -----------------  ----------------  ---------------   ---------------   ---------------   ---------------
Total dividends to
  shareholders........       (169,385,131)     (203,659,296)      (5,321,733)      (13,927,943)       (3,984,115)       (8,698,640)
                        -----------------  ----------------  ---------------   ---------------   ---------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  (at net asset value of $1.00 per share):
  Proceeds from sale
    of shares.........    147,441,118,381    49,203,863,372    3,008,258,476     3,312,959,063     1,749,930,167     2,234,824,153
  Dividends
    reinvested........        169,385,131       203,659,296        5,321,733        13,927,943         3,984,115         8,698,640
  Cost of shares
    redeemed..........   (145,317,067,467)  (44,373,496,202)  (3,052,555,233)   (3,240,382,619)   (1,707,545,943)   (2,070,970,763)
                        -----------------  ----------------  ---------------   ---------------   ---------------   ---------------
                            2,293,436,045     5,034,026,466      (38,975,024)       86,504,387        46,368,339       172,552,030
                        -----------------  ----------------  ---------------   ---------------   ---------------   ---------------
  Net increase
    (decrease) in net
    assets............      2,293,436,045     5,034,026,466      (38,975,024)       86,504,387        46,368,339       172,552,030

NET ASSETS:
  Beginning of year...     11,984,400,411     6,950,373,945      997,383,442       910,879,055       602,152,172       429,600,142
                        -----------------  ----------------  ---------------   ---------------   ---------------   ---------------
  End of year.........  $  14,277,836,456  $ 11,984,400,411  $   958,408,418   $   997,383,442   $   648,520,511   $   602,152,172
                        =================  ================  ===============   ===============   ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940 as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S. Treasury II Fund and the Strategist Money-Market Fund. These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds (collectively, the "Funds"). Effective April 9, 2001, the Primary Fund, U.S. Government Fund and the U.S. Treasury Fund each offer eight classes of shares: Class 8, Class 15, Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 75 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee, which is accrued daily. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each class of each Fund according to the following schedule:

     CLASS 8    CLASS 15     CLASS 25     CLASS 35     CLASS 45    TREASURER'S TRUST   CLASS 75    CLASS R
     -------   -----------  -----------  -----------  -----------  -----------------  -----------  -------
      0.08%        0.15%        0.25%        0.35%        0.45%             0.60%         0.55%     0.80%

     During the year ended May 31, 2003, RMCI voluntarily reduced its fees for the U.S. Government Fund, Class 8 by $421. Certain Trustees / Officers of the Funds are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Funds have adopted a Rule 12b-1 plan with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for the sale and distribution of its shares. Currently, only Class R and Class 75 participate in the Plan. The rate of distribution expenses is 0.20% per year of the Classes' average daily net assets. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2003, the composition of each Fund's net assets was as follows:

                                               PRIMARY      U.S. GOVERNMENT  U.S. TREASURY
                                                FUND             FUND            FUND
                                           ---------------  ---------------  -------------
      Par Value..........................  $    14,277,836   $    958,408    $    648,521
      Additional Paid-in-Capital.........   14,263,558,620    957,450,010     647,871,990
                                           ---------------   ------------    ------------
      Net Assets.........................  $14,277,836,456   $958,408,418    $648,520,511
                                           ===============   ============    ============

(5)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

     For the years ended May 31, 2003 and May 31, 2002, the capital share transactions of each Fund were as follows:

                                                    FOR PERIOD ENDED MAY 31, 2003
                                      ---------------------------------------------------------
                                                                     TREASURER'S
                                          CLASS R       CLASS 75        TRUST        CLASS 45
                                      ---------------  -----------  --------------  -----------
      PRIMARY FUND
      ------------------------------
      Sold..........................   16,853,155,619   87,147,004   1,515,135,507   59,421,622
      Reinvested....................       42,050,920      182,580       5,271,175      236,393
      Redeemed......................  (17,125,367,842) (96,641,936) (1,532,997,021) (69,319,172)
                                      ---------------  -----------  --------------  -----------
      Net Decrease..................     (230,161,303)  (9,312,352)    (12,590,339)  (9,661,157)
                                      ===============  ===========  ==============  ===========

                                       CLASS 35*       CLASS 25        CLASS 15         CLASS 8
                                      ------------  --------------  --------------  ----------------
      PRIMARY FUND (CONTINUED)
      ------------------------------
      Sold..........................   12,001,751    2,931,121,823   2,649,543,164   123,333,591,891
      Reinvested....................       90,556       25,389,565       4,130,222        92,033,720
      Redeemed......................  (12,092,307)  (3,545,262,234) (1,995,712,407) (120,939,674,548)
                                      -----------   --------------  --------------  ----------------
      Net Increase (Decrease).......           --     (588,750,846)    657,960,979     2,485,951,063
                                      ===========   ==============  ==============  ================

                                                 TREASURER'S
                                    CLASS R         TRUST      CLASS 45     CLASS 25     CLASS 15**       CLASS 8***
                                 --------------  -----------  -----------  -----------  -------------  ----------------
      U.S. GOVERNMENT FUND
      -------------------------
      Sold.....................   2,696,637,590   28,132,785  11,578,672    38,629,062      151,772       233,128,595
      Reinvested...............       4,470,555       49,618      19,057       680,126          699           101,678
      Redeemed.................  (2,756,678,149) (25,633,497) (6,220,912)  (79,871,549)     (51,855)     (184,099,271)
                                 --------------  -----------  ----------   -----------   ----------     -------------
      Net Increase
        (Decrease).............     (55,570,004)   2,548,906   5,376,817   (40,562,361)     100,616        49,131,002
                                 ==============  ===========  ==========   ===========   ==========     =============

                                                           TREASURER'S
                                              CLASS R         TRUST       CLASS 8***
                                           --------------  ------------  -------------
      U.S. TREASURY FUND
      -----------------------------------
      Sold...............................   1,107,389,316   632,146,374    10,394,477
      Reinvested.........................       1,675,911     2,280,276        27,928
      Redeemed...........................  (1,097,130,972) (610,414,971)           --
                                           --------------  ------------  ------------
      Net Increase.......................      11,934,255    24,011,679    10,422,405
                                           ==============  ============  ============

--------------------------------------------------------------------------------

                                                     FOR YEAR ENDED MAY 31, 2002
                                      ----------------------------------------------------------
                                                                      TREASURER'S
                                          CLASS R        CLASS 75        TRUST        CLASS 45
                                      ---------------  ------------  --------------  -----------
      PRIMARY FUND
      ------------------------------
      Sold..........................   22,378,444,181   106,617,318   2,342,184,643   84,916,322
      Reinvested....................      115,933,938       383,623       9,436,548      522,401
      Redeemed......................  (22,274,243,404) (118,200,495) (2,066,093,718) (69,730,431)
                                      ---------------  ------------  --------------  -----------
      Net Increase (Decrease).......      220,134,715   (11,199,554)    285,527,473   15,708,292
                                      ===============  ============  ==============  ===========

                                              CLASS 25      CLASS 15****      CLASS 8*****
                                           --------------  ---------------  ----------------
      PRIMARY FUND (CONTINUED)
      -----------------------------------
      Sold...............................   5,658,249,167     248,916,580    18,384,535,161
      Reinvested.........................      44,227,745         478,729        32,676,312
      Redeemed...........................  (4,031,012,015)   (215,348,874)  (15,598,867,265)
                                           --------------  --------------   ---------------
      Net Increase.......................   1,671,464,897      34,046,435     2,818,344,208
                                           ==============  ==============   ===============

                                                      TREASURER'S
                                         CLASS R         TRUST      CLASS 45     CLASS 25
                                      --------------  -----------  -----------  -----------
      U.S. GOVERNMENT FUND
      ------------------------------
      Sold..........................   3,166,984,953    9,238,978   13,784,193  122,950,939
      Reinvested....................      12,987,226      109,691       35,998      795,028
      Redeemed......................  (3,164,767,034) (20,969,699) (17,816,091) (36,829,795)
                                      --------------  -----------  -----------  -----------
      Net Increase (Decrease).......      15,205,145  (11,621,030)  (3,995,900)  86,916,172
                                      ==============  ===========  ===========  ===========

                                                                TREASURER'S
                                                   CLASS R         TRUST
                                                --------------  ------------
      U.S. TREASURY FUND
      ----------------------------------------
      Sold....................................   1,299,766,782   935,057,371
      Reinvested..............................       5,845,584     2,853,056
      Redeemed................................  (1,362,489,975) (708,480,788)
                                                --------------  ------------
      Net Increase (Decrease).................     (56,877,609)  229,429,639
                                                ==============  ============

---------------

  *  From July 1, 2002 (Commencement of Class) to May 31, 2003.
 ** From November 18, 2002 (Commencement of Class) to May 31, 2003. *** From June 7, 2002 (Commencement of Class) to May 31, 2003.
**** From July 30, 2001 (Commencement of Class) to May 31, 2002. ***** From July 27, 2001 (Commencement of Class) to May 31, 2002.

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for each of the periods as indicated:

                                                          CLASS R
                                                 FISCAL YEARS ENDED MAY 31,
                                 ----------------------------------------------------------
                                    2003        2002        2001        2000        1999
                                 ----------  ----------  ----------  ----------  ----------
      PRIMARY FUND
      -------------------------
      Net asset value at
        beginning of year......  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                 ----------  ----------  ----------  ----------  ----------
      Net investment income
        from investment
        operations.............      0.0065      0.0187      0.0511      0.0492      0.0438
      Less dividends from net
        investment income......     (0.0065)    (0.0187)    (0.0511)    (0.0492)    (0.0438)
                                 ----------  ----------  ----------  ----------  ----------
      Net asset value at end of
        year...................  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                 ==========  ==========  ==========  ==========  ==========
      Total Return.............       0.65%       1.90%       5.29%       4.92%       4.38%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  6,231.8  $  6,462.0  $  6,241.8  $  4,355.9  $  3,330.1
      Ratio of expenses to
        average net assets.....       1.00%       1.01%       1.00%       1.00%       1.00%
      Ratio of net investment
        income to average net
        assets.................       0.64%       1.86%       5.11%       4.74%       4.26%

                                              CLASS 75                         TREASURER'S TRUST
                                 ----------------------------------    ----------------------------------
                                   FISCAL      FISCAL      PERIOD        FISCAL      FISCAL      PERIOD
                                 YEAR ENDED  YEAR ENDED    ENDED       YEAR ENDED  YEAR ENDED    ENDED
                                  MAY 31,     MAY 31,     MAY 31,       MAY 31,     MAY 31,     MAY 31,
                                    2003        2002      2001(A)         2003        2002      2001(A)
                                 ----------  ----------  ----------    ----------  ----------  ----------
      PRIMARY FUND
      -------------------------
      Net asset value at
        beginning of period....   $ 1.0000    $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000
                                  --------    --------    --------      --------    --------    --------
      Net investment income
        from investment
        operations.............     0.0090      0.0213      0.0003        0.0105      0.0228      0.0003
      Less dividends from net
        investment income......    (0.0090)    (0.0213)    (0.0003)      (0.0105)    (0.0228)    (0.0003)
                                  --------    --------    --------      --------    --------    --------
      Net asset value at end of
        period.................   $ 1.0000    $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000
                                  ========    ========    ========      ========    ========    ========
      Total Return.............      0.90%       2.16%       0.03%         1.06%       2.32%       0.03%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............   $   14.1    $   23.5    $   34.7      $  497.4    $  510.0    $  224.5
      Ratio of expenses to
        average net assets.....      0.75%       0.76%       0.75%(b)      0.60%       0.60%       0.60%(b)
      Ratio of net investment
        income to average net
        assets.................      0.95%       2.33%       3.97%(b)      1.04%       2.05%       4.12%(b)

--------------------------------------------------------------------------------

                                                   CLASS 45                  CLASS 35
                                      ----------------------------------    ----------
                                        FISCAL      FISCAL      PERIOD        PERIOD
                                      YEAR ENDED  YEAR ENDED    ENDED         ENDED
                                       MAY 31,     MAY 31,     MAY 31,       MAY 31,
                                         2003        2002      2001(A)       2003(C)
                                      ----------  ----------  ----------    ----------
      PRIMARY FUND
      ------------------------------
      Net asset value at beginning
        of period...................  $  1.0000   $  1.0000   $   1.0000    $   1.0000
                                      ----------  ----------  ----------    ----------
      Net investment income from
        investment operations.......     0.0120      0.0243       0.0004        0.0075
      Less dividends from net
        investment income...........    (0.0120)    (0.0243)     (0.0004)      (0.0075)
                                      ----------  ----------  ----------    ----------
      Net asset value at end of
        period......................  $  1.0000   $  1.0000   $   1.0000    $   1.0000
                                      ==========  ==========  ==========    ==========
      Total Return..................      1.21%       2.48%        0.04%         0.76%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................  $    13.5   $    23.1   $      7.4    $       --
      Ratio of expenses to average
        net assets..................      0.45%       0.45%        0.45%(b)      0.35%(j)
      Ratio of net investment income
        to average net assets.......      1.23%       2.13%        4.27%(b)      1.45%(j)

                                              CLASS 25                        CLASS 15                  CLASS 8
                                 ----------------------------------    ----------------------    ----------------------
                                   FISCAL      FISCAL      PERIOD        FISCAL      PERIOD        FISCAL      PERIOD
                                 YEAR ENDED  YEAR ENDED    ENDED       YEAR ENDED    ENDED       YEAR ENDED    ENDED
                                  MAY 31,     MAY 31,     MAY 31,       MAY 31,     MAY 31,       MAY 31,     MAY 31,
                                    2003        2002      2001(A)         2003      2002(D)         2003      2002(E)
                                 ----------  ----------  ----------    ----------  ----------    ----------  ----------
      PRIMARY FUND
      -------------------------
      Net asset value at
        beginning of period....   $ 1.0000    $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000
                                  --------    --------    --------      --------    --------      --------    --------
      Net investment income
        from investment
        operations.............     0.0140      0.0263      0.0004        0.0150      0.0205        0.0157      0.0214
      Less dividends from net
        investment income......    (0.0140)    (0.0263)    (0.0004)      (0.0150)    (0.0205)      (0.0157)    (0.0214)
                                  --------    --------    --------      --------    --------      --------    --------
      Net asset value at end of
        period.................   $ 1.0000    $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000
                                  ========    ========    ========      ========    ========      ========    ========
      Total Return.............      1.42%       2.69%       0.04%         1.52%       2.08%         1.59%       2.17%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............   $1,524.7    $2,113.4    $  442.0      $  692.0    $   34.1      $5,304.3    $2,818.3
      Ratio of expenses to
        average net assets.....      0.25%       0.25%       0.25%(b)      0.15%       0.15%(b)      0.08%       0.08%(b)
      Ratio of net investment
        income to average net
        assets.................      1.41%       2.31%       4.47%(b)      1.30%       2.07%(b)      1.45%       2.25%(b)

--------------------------------------------------------------------------------

                                                          CLASS R
                                                 FISCAL YEARS ENDED MAY 31,
                                 ----------------------------------------------------------
                                    2003        2002        2001        2000        1999
                                 ----------  ----------  ----------  ----------  ----------
      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value at
        beginning of year......  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                 ----------  ----------  ----------  ----------  ----------
      Net investment income
        from investment
        operations.............      0.0050      0.0149      0.0493      0.0471      0.0426
      Less dividends from net
        investment income......     (0.0050)    (0.0149)    (0.0493)    (0.0471)    (0.0426)
                                 ----------  ----------  ----------  ----------  ----------
      Net asset value at end of
        year...................  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                 ==========  ==========  ==========  ==========  ==========
      Total Return.............       0.50%       1.50%       5.12%       4.71%       4.26%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $    846.7  $    902.3  $    887.1  $    667.7  $    716.2
      Ratio of expenses to
        average net assets.....       1.00%       1.01%       1.01%       1.00%       1.00%
      Ratio of net investment
        income to average net
        assets.................       0.50%       1.44%       4.93%       4.12%       4.16%

                                         TREASURER'S TRUST                          CLASS 45
                                 ----------------------------------    ----------------------------------
                                   FISCAL      FISCAL      PERIOD        FISCAL      FISCAL      PERIOD
                                 YEAR ENDED  YEAR ENDED    ENDED       YEAR ENDED  YEAR ENDED    ENDED
                                  MAY 31,     MAY 31,     MAY 31,       MAY 31,     MAY 31,     MAY 31,
                                    2003        2002      2001(A)         2003        2002      2001(A)
                                 ----------  ----------  ----------    ----------  ----------  ----------
      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value at
        beginning of period....   $ 1.0000    $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000
                                  --------    --------    --------      --------    --------    --------
      Net investment income
        from investment
        operations.............     0.0090      0.0189      0.0003        0.0105      0.0203      0.0003
      Less dividends from net
        investment income......    (0.0090)    (0.0189)    (0.0003)      (0.0105)    (0.0203)    (0.0003)
                                  --------    --------    --------      --------    --------    --------
      Net asset value at end of
        period.................   $ 1.0000    $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000
                                  ========    ========    ========      ========    ========    ========
      Total Return.............      0.91%       1.91%       0.03%         1.06%       2.06%       0.03%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............   $    6.5    $    4.0    $   15.6      $    5.8    $    0.4    $    4.4
      Ratio of expenses to
        average net assets.....      0.60%       0.60%       0.60%(b)      0.45%       0.45%       0.45%(b)
      Ratio of net investment
        income to average net
        assets.................      0.83%       2.16%       3.47%(b)      0.86%       2.73%       3.62%(b)

--------------------------------------------------------------------------------

                                              CLASS 25                  CLASS 15      CLASS 8
                                 ----------------------------------    ----------    ----------
                                   FISCAL      FISCAL      PERIOD        PERIOD        PERIOD
                                 YEAR ENDED  YEAR ENDED    ENDED         ENDED         ENDED
                                  MAY 31,     MAY 31,     MAY 31,       MAY 31,       MAY 31,
                                    2003        2002      2001(A)       2003(F)       2003(G)
                                 ----------  ----------  ----------    ----------    ----------
      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value at
        beginning of period....  $  1.0000   $  1.0000   $   1.0000    $   1.0000    $   1.0000
                                 ----------  ----------  ----------    ----------    ----------
      Net investment income
        from investment
        operations.............     0.0125      0.0224       0.0003        0.0061        0.0142
      Less dividends from net
        investment income......    (0.0125)    (0.0224)     (0.0003)      (0.0061)      (0.0142)
                                 ----------  ----------  ----------    ----------    ----------
      Net asset value at end of
        period.................  $  1.0000   $  1.0000   $   1.0000    $   1.0000    $   1.0000
                                 ==========  ==========  ==========    ==========    ==========
      Total Return.............      1.27%       2.28%        0.03%         0.61%         1.44%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $    50.1   $    90.7   $      3.8    $      0.1    $     49.1
      Ratio of expenses to
        average net assets.....      0.25%       0.25%        0.25%(b)      0.15%(b)      0.08%(b)(i)
      Ratio of net investment
        income to average net
        assets.................      1.28%       1.71%        3.82%(b)      1.17%(b)      1.20%(b)(i)

                                                        CLASS R
                                               FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------------
                                   2003      2002        2001        2000        1999
                                 --------  --------    --------    --------    --------
      U.S. TREASURY FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                 --------  --------    --------    --------    --------
      Net investment income
        from investment
        operations.............    0.0047    0.0166      0.0468      0.0443      0.0410
      Less dividends from net
        investment income......   (0.0047)  (0.0166)    (0.0468)    (0.0443)    (0.0410)
                                 --------  --------    --------    --------    --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                 ========  ========    ========    ========    ========
      Total Return.............     0.47%     1.68%       4.82%       4.43%       4.10%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  356.2  $  344.3    $  401.2    $  397.2    $  286.7
      Ratio of expenses to
        average net assets.....     1.00%     1.00%(h)    1.04%(h)    1.00%(h)    1.00%(h)
      Ratio of net investment
        income to average net
        asset..................     0.47%     1.61%(h)    4.63%(h)    4.12%(h)    3.76%(h)

--------------------------------------------------------------------------------

                                              TREASURER'S TRUST             CLASS 8
                                      ----------------------------------    --------
                                        FISCAL      FISCAL      PERIOD       PERIOD
                                      YEAR ENDED  YEAR ENDED    ENDED        ENDED
                                       MAY 31,     MAY 31,     MAY 31,      MAY 31,
                                         2003        2002      2001(A)      2003(G)
                                      ----------  ----------  ----------    --------
      U.S. TREASURY FUND
      ------------------------------
      Net asset value at beginning
        of period...................   $ 1.0000    $ 1.0000    $ 1.0000     $ 1.0000
                                       --------    --------    --------     --------
      Net investment income from
        investment operations.......     0.0086      0.0203      0.0003       0.0143
      Less dividends from net
        investment income...........    (0.0086)    (0.0203)    (0.0003)     (0.0143)
                                       --------    --------    --------     --------
      Net asset value at end of
        period......................   $ 1.0000    $ 1.0000    $ 1.0000     $ 1.0000
                                       ========    ========    ========     ========
      Total Return..................      0.87%       2.06%       0.03%        1.44%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................   $  281.9    $  257.9    $   28.4     $   10.4
      Ratio of expenses to average
        net assets..................      0.60%       0.61%       0.60%(b)     0.08%(b)
      Ratio of net investment income
        to average net asset........      0.85%       1.44%       3.44%(b)     1.12%(b)

---------------

(a)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(b)  Annualized
(c)  From July 1, 2002 (Commencement of Class) to May 31, 2003.
(d)  From July 30, 2001 (Commencement of Class) to May 31, 2002.
(e)  From July 27, 2001 (Commencement of Class) to May 31, 2002.
(f)  From November 18, 2002 (Commencement of Class) to May 31, 2003.
(g)  From June 7, 2002 (Commencement of Class) to May 31, 2003.
(h) Due to the voluntary waiver of certain expenses by RMCI, the net expense and net investment income ratios of the U.S. Treasury Fund Class R amounted to:

                                   FISCAL YEARS ENDED MAY 31,
                                 ------------------------------
                                  2002    2001    2000    1999
                                 ------  ------  ------  ------
      Expense Ratio............  0.97%   0.99%   0.86%   0.77%
      Net Investment Income....  1.64%   4.68%   4.26%   3.99%

(i) For the U.S. Government Fund Class 8 expenses in the amount of $421 were waived voluntarily by RMCI. This waiver had no impact on the net expense and net investment income ratios.
(j) The ratios for Primary Fund Class 35 were annualized based on the period from July 1, 2002 (Commencement of Class) through January 5, 2003. This represents the period that Class 35 held assets and therefore was allocated income and expenses.

                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of The Reserve Fund and the Shareholders of Primary Fund, U.S. Government Fund and U.S. Treasury Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Fund, U.S. Government Fund and U.S. Treasury Fund (collectively, the "Funds"; three of the portfolios constituting The Reserve Fund) at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
July 18, 2003

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds with the exception of Father Donald Harrington a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993 and Patrick Foye a Director of The Philadelphia Trust Company since 2002. The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 66                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve International Liquidity
                            Trust ("RMMMT") and                            Fund, Ltd. (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DISINTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 72                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001).
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 46                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (real estate
Suite 2-1000                                                               investment trust) (1998 to
Denver, CO 80222                                                           present); Partner, Skadden, Arps,
                                                                           Slate, Meagher & Flom LLP (Law
                                                                           firm) (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 57                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 56                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999).
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 37                     Assistant Treasurer of  Respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 - present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 35                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).
--------------------------------------------------------------------------------------------------------------
RICHARD GOODMAN             Controller of RF,       Since 2003             Controller of RMC, RMCI and RESRV.
Age: 42                     RTET, RNYTET, RMMMT                            (2003 - present) Vice President,
The Reserve Funds           and RPES.                                      Zurich Capital Market, Inc.
1250 Broadway                                                              (Investment Adviser) (2002 - 2003);
New York, NY 10001-3701                                                    Director, Sanford C. Bernstein &
                                                                           Co., Inc. (Investment Adviser)
                                                                           (1989 - 2001).

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

                        [AMERICAN EXPRESS LOGO]

AMERICAN EXPRESS
MONEY MARKET ACCOUNTS

                                     Strategist
                                   Money-Market
                                           Fund


                                  Annual Report
                                   May 31, 2003



                                     OFFERED BY
                              THE RESERVE FUNDS



            [AMERICAN EXPRESS LOGO]


FOR YIELD AND BALANCE INFORMATION CALL
800-297-7378

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.
RF/STR ANNUAL REPORT 5/03

                          STRATEGIST MONEY-MARKET FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                            VALUE
  AMOUNT     GOVERNMENT AGENCY NOTES--58.4%                                          (NOTE 1)
 ---------   ------------------------------                                          --------
$7,000,000   Federal National Mortgage Association, 1.21%, 6/03/03.............  $      6,999,765
 2,000,000   Federal Home Loan Bank, 1.20%, 4/08/04............................         2,000,000
                                                                                 ----------------
             Total Government Agency Notes (Cost $8,999,765)...................         8,999,765
                                                                                 ----------------
             REPURCHASE AGREEMENTS--38.9%
 3,000,000   State Street Bank & Trust Co., 1.29%, dated 5/30/03, due 6/02/03, repurchase proceeds at maturity $3,000,323 (collateralized by GNMA
             6.0% due 10/15/31 valued at $3,060,300)...........................         3,000,000
 3,000,000   Bear Stearns & Co., Inc., 1.37%, dated 5/30/03, due 6/02/03, repurchase proceeds at maturity $3,000,343 (collateralized by FNRM
             0% due 3/25/23 valued at $3,092,198)..............................         3,000,000
                                                                                 ----------------
             Total Repurchase Agreements (Cost $6,000,000).....................         6,000,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $14,999,765)................      97.3%       14,999,765
                 OTHER ASSETS, LESS LIABILITIES......................       2.7           421,675
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     15,421,440
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 15,421,440 SHARES OF BENEFICIAL INTEREST
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                                       GLOSSARY
FNRM    --   Federal National Mortgage Association ("FNMA") REMIC
             Mortgage-Backed Pass-Through Securities
GNMA    --   Government National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2003

INTEREST INCOME (Note 1).........................................  $     290,910
                                                                   -------------

EXPENSES (Note 2)
  Comprehensive management fee...................................        142,847
  Distribution (12b-1) fee.......................................         35,724
  Trustee fees...................................................            275
                                                                   -------------
    Total Expenses...............................................        178,846
    Less: expenses waived (Note 2)...............................       (107,146)
                                                                   -------------
    Net Expenses.................................................         71,700
                                                                   -------------

NET INVESTMENT INCOME, representing Net Increase in Net Assets
  from Investment Operations.....................................  $     219,210
                                                                   =============

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED      YEAR ENDED
                                                                    MAY 31, 2003    MAY 31, 2002
                                                                   --------------  --------------
CHANGES IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income..........................................  $     219,210   $     537,600
                                                                   -------------   -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income..........................................       (219,210)       (537,600)
                                                                   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Proceeds from sale of shares...................................     49,133,268      54,132,020
  Dividends reinvested...........................................        219,210         537,600
  Cost of shares redeemed........................................    (54,028,145)    (62,002,450)
                                                                   -------------   -------------
                                                                      (4,675,667)     (7,332,830)
                                                                   -------------   -------------
  Net decrease in net assets.....................................     (4,675,667)     (7,332,830)

NET ASSETS:
  Beginning of year..............................................     20,097,107      27,429,937
                                                                   -------------   -------------
  End of year....................................................  $  15,421,440   $  20,097,107
                                                                   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Strategist Money-Market Fund, a series of The Reserve Fund, is registered under the Investment Company Act of 1940 as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Reserve Fund's authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S Treasury II Fund and Strategist Money-Market Fund. These financial statements and notes apply only to the Strategist Money-Market Fund (the "Fund").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's custodians hold the underlying securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as Investment Adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. For the year ended May 31, 2003, RMCI voluntarily waived a portion of its fee amounting to $71,422. Certain Trustees/ Officers of the Fund are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:
--------------------------------------------------------------------------------

     The Fund has adopted a Rule 12b-1 Plan with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The rate of distribution expenses is 0.20% per year of the Fund's average daily net assets. The Plan requires RMCI to pay an equivalent amount from its own resources. For the year ended May 31, 2003, the Fund accrued $35,724 in distribution fees of which $35,724 was voluntarily waived.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2003, the Fund's net assets consisted of $15,421 in par value and $15,406,019 in paid-in capital.

(5)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest for each of the years as indicated:

                                                                   FOR FISCAL YEARS ENDED MAY 31,
                                                          ------------------------------------------------
                                                            2003      2002      2001      2000      1999
                                                          --------  --------  --------  --------  --------
      Net asset value at beginning of year..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          --------  --------  --------  --------  --------
      Net investment income from investment
        operations......................................    0.0123    0.0232    0.0578    0.0550    0.0496
      Less dividends from net investment income.........   (0.0123)  (0.0232)  (0.0578)  (0.0550)  (0.0496)
                                                          --------  --------  --------  --------  --------
      Net asset value at end of year....................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          ========  ========  ========  ========  ========
      Total Return......................................      1.24%     2.36%     5.78%     5.50%     4.96%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $   15.4  $   20.1  $   27.4  $   42.3  $   52.6
      Ratio of expenses to average net assets(a)*.......      1.00%     1.01%     1.01%     1.00%     1.00%
      Ratio of net investment income to average net
        assets(a)*......................................      0.63%     1.78%     5.19%     4.61%     4.24%

---------------

  *  Amount shown before waivers.
(a) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income ratios amounted to:

                                                                   FOR FISCAL YEARS ENDED MAY 31,
                                                          ------------------------------------------------
                                                            2003      2002      2001      2000      1999
                                                          --------  --------  --------  --------  --------
      Expense ratios with waiver........................      0.40%     0.41%     0.41%     0.40%     0.40%
      Net investment income ratios with waiver..........      1.23%     2.38%     5.79%     5.21%     4.84%

                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of The Reserve Fund and the Shareholders of Strategist Money-Market Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategist Money-Market Fund (the "Fund"; one of the portfolios constituting The Reserve Fund) at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 18, 2003

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds with the exception of Father Donald Harrington, a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993 and Patrick Foye, a director of The Philadelphia Trust Company since 2002. The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 66                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve International Liquidity
                            Trust ("RMMMT") and                            Fund, Ltd. (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DISINTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 72                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001).
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 46                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (real estate
Suite 2-1000                                                               investment trust) (1998 to
Denver, CO 80222                                                           present); Partner, Skadden, Arps,
                                                                           Slate, Meagher & Flom LLP (Law
                                                                           firm) (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 57                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 56                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999).
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 37                     Assistant Treasurer of  Respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 - present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 35                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).
--------------------------------------------------------------------------------------------------------------
RICHARD GOODMAN             Controller of RF,       Since 2003             Controller of RMC, RMCI and RESRV.
Age: 42                     RTET, RNYTET, RMMMT                            (2003 - present) Vice President,
The Reserve Funds           and RPES.                                      Zurich Capital Market, Inc.
1250 Broadway                                                              (Investment Adviser) (2002 - 2003);
New York, NY 10001-3701                                                    Director, Sanford C. Bernstein &
                                                                           Co., Inc. (Investment Adviser)
                                                                           (1989 - 2001).

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not Applicable

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Reserve Fund

    /s/ Bruce Bent
    ----------------------------------------------------------
    Bruce Bent
    Chief Executive Officer

Date: August 11, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ Bruce Bent
    ----------------------------------------------------------
    Bruce Bent
    Chief Executive Officer

Date: August 11, 2003

    /s/ Arthur Bent
    ----------------------------------------------------------
    Arthur Bent
    Treasurer and Principal Financial Officer

Date: August 11, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.

Item 10
The Reserve Fund
Annual period ending 05/31/03
File No. 811-02033